Related Party Transactions - Additional Information (Details) - EBP 009 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan record keeping fees	$ 121,125	$ 111,708
Employee benefit plan dividend income	$ 2,221,468	$ 2,502,934
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan related party transactions number of shares held	663,070	727,896
Employee benefit plan market value of shares	$ 54,835,856	$ 49,373,212